Portfolio of investments—May 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 80.43%
Basic materials: 2.32%
Chemicals: 1.43%
Celanese U.S. Holdings LLC	1.40%	8-5-2026	$200,000	$174,225
Dow Chemical Co.	2.10	11-15-2030	750,000	623,557
DuPont de Nemours, Inc.	5.42	11-15-2048	140,000	137,132
Eastman Chemical Co.	4.80	9-1-2042	140,000	121,733
LYB International Finance III LLC	3.80	10-1-2060	150,000	98,630
				1,155,277
Mining: 0.89%
Freeport-McMoRan, Inc.	4.25	3-1-2030	325,000	298,124
Newmont Corp.	2.60	7-15-2032	370,000	303,830
Southern Copper Corp.	5.88	4-23-2045	115,000	116,516
				718,470
Communications: 8.09%
Internet: 1.69%
Alphabet, Inc.	2.25	8-15-2060	385,000	229,744
Amazon.com, Inc.	1.00	5-12-2026	615,000	557,699
Amazon.com, Inc.	3.95	4-13-2052	280,000	239,620
eBay, Inc.	4.00	7-15-2042	175,000	139,038
Meta Platforms, Inc.	4.45	8-15-2052	245,000	207,276
				1,373,377
Media: 2.99%
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	4-1-2061	165,000	97,283
Charter Communications Operating LLC/Charter Communications Operating Capital	6.48	10-23-2045	245,000	221,731
Comcast Corp.	2.35	1-15-2027	210,000	194,340
Comcast Corp.	2.89	11-1-2051	475,000	312,784
Comcast Corp.	2.99	11-1-2063	285,000	176,660
Discovery Communications LLC	3.95	3-20-2028	400,000	370,546
Discovery Communications LLC	4.00	9-15-2055	1,000	635
Paramount Global	4.85	7-1-2042	140,000	103,400
Time Warner Cable LLC	4.50	9-15-2042	270,000	200,097
Walt Disney Co.	2.65	1-13-2031	855,000	743,163
				2,420,639
Telecommunications: 3.41%
AT&T, Inc.	3.50	9-15-2053	360,000	249,913
AT&T, Inc.	3.65	9-15-2059	340,000	232,863
AT&T, Inc.	3.80	12-1-2057	235,000	167,203
Cisco Systems, Inc.	2.95	2-28-2026	340,000	327,605
Corning, Inc.	5.45	11-15-2079	215,000	190,196
T-Mobile USA, Inc.	3.60	11-15-2060	295,000	204,269
T-Mobile USA, Inc.	3.75	4-15-2027	580,000	550,999
See accompanying notes to portfolio of investments
Allspring Investment Grade Corporate Bond Portfolio | 1

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications (continued)
Verizon Communications, Inc.	3.00%	11-20-2060	$370,000	$226,827
Verizon Communications, Inc.	3.15	3-22-2030	680,000	608,057
				2,757,932
Consumer, cyclical: 4.24%
Airlines: 0.38%
American Airlines Pass-Through Trust Series 2016-2 Class AA	3.20	6-15-2028	198,582	177,902
United Airlines Pass-Through Trust Series 2013-1 Class A	4.30	8-15-2025	132,982	127,237
				305,139
Apparel: 0.07%
NIKE, Inc.	3.63	5-1-2043	70,000	58,173
Auto manufacturers: 0.37%
General Motors Co.	6.25	10-2-2043	175,000	165,674
General Motors Financial Co., Inc.	5.65	1-17-2029	140,000	138,561
				304,235
Distribution/wholesale: 0.32%
WW Grainger, Inc.	4.60	6-15-2045	280,000	260,770
Entertainment: 0.22%
Warnermedia Holdings, Inc.	5.14	3-15-2052	225,000	175,599
Retail: 2.88%
Home Depot, Inc.	4.88	2-15-2044	225,000	216,616
Lowe’s Cos., Inc.	4.45	4-1-2062	130,000	102,035
Lowe’s Cos., Inc.	4.50	4-15-2030	300,000	293,203
McDonald’s Corp.	4.60	9-9-2032	460,000	458,175
Starbucks Corp.	4.00	11-15-2028	500,000	484,539
Target Corp.	3.63	4-15-2046	250,000	201,450
TJX Cos., Inc.	3.88	4-15-2030	600,000	575,766
				2,331,784
Consumer, non-cyclical: 14.75%
Agriculture: 1.12%
Altria Group, Inc.	4.50	5-2-2043	175,000	137,256
BAT Capital Corp.	4.54	8-15-2047	140,000	100,342
Philip Morris International, Inc.	3.25	11-10-2024	210,000	204,714
Philip Morris International, Inc.	4.50	3-20-2042	140,000	119,006
Reynolds American, Inc.	4.45	6-12-2025	350,000	342,411
				903,729
Beverages: 2.73%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.90	2-1-2046	295,000	280,160
Anheuser-Busch InBev Worldwide, Inc.	4.60	6-1-2060	105,000	93,382
Anheuser-Busch InBev Worldwide, Inc.	5.80	1-23-2059	75,000	80,960
Coca-Cola Co.	2.75	6-1-2060	280,000	191,250
Constellation Brands, Inc.	3.15	8-1-2029	300,000	270,731
See accompanying notes to portfolio of investments
2 | Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Beverages (continued)
Keurig Dr Pepper, Inc.	4.60%	5-25-2028	$700,000	$692,411
Molson Coors Beverage Co.	3.00	7-15-2026	635,000	597,925
				2,206,819
Biotechnology: 1.37%
Amgen, Inc.	4.40	2-22-2062	225,000	181,277
Biogen, Inc.	2.25	5-1-2030	700,000	586,135
Gilead Sciences, Inc.	3.65	3-1-2026	350,000	339,736
				1,107,148
Commercial services: 0.19%
Ford Foundation Series 2020	2.82	6-1-2070	260,000	155,587
Cosmetics/Personal Care: 0.19%
Estee Lauder Cos., Inc.	6.00	5-15-2037	140,000	154,717
Food: 1.61%
Kraft Heinz Foods Co.	5.50	6-1-2050	180,000	177,299
Kroger Co.	5.00	4-15-2042	175,000	159,948
Mondelez International, Inc.	2.75	4-13-2030	440,000	387,615
Pilgrim’s Pride Corp.	3.50	3-1-2032	370,000	295,667
Tyson Foods, Inc.	4.35	3-1-2029	300,000	287,017
				1,307,546
Healthcare-products: 1.31%
Abbott Laboratories	6.15	11-30-2037	166,000	186,384
Boston Scientific Corp.	1.90	6-1-2025	835,000	789,089
Stryker Corp.	4.63	3-15-2046	95,000	86,880
				1,062,353
Healthcare-services: 2.39%
Aetna, Inc.	4.50	5-15-2042	105,000	90,036
Ascension Health	3.95	11-15-2046	95,000	79,846
Baptist Health South Florida Obligated Group Series 2021	3.12	11-15-2071	295,000	174,695
CommonSpirit Health	4.35	11-1-2042	175,000	149,277
Elevance Health, Inc.	5.85	1-15-2036	200,000	208,397
HCA, Inc.144A	4.38	3-15-2042	180,000	145,837
HCA, Inc.144A	4.63	3-15-2052	315,000	253,688
Quest Diagnostics, Inc.	2.95	6-30-2030	300,000	265,000
UnitedHealth Group, Inc.	4.20	1-15-2047	200,000	174,201
UnitedHealth Group, Inc.	4.25	4-15-2047	300,000	261,536
UnitedHealth Group, Inc.	5.88	2-15-2053	120,000	131,208
				1,933,721
Household products/wares: 0.21%
Kimberly-Clark Corp.	6.63	8-1-2037	140,000	166,580
Pharmaceuticals: 3.63%
AbbVie, Inc.	4.85	6-15-2044	475,000	436,532
See accompanying notes to portfolio of investments
Allspring Investment Grade Corporate Bond Portfolio | 3

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
AmerisourceBergen Corp.	4.25%	3-1-2045	$175,000	$143,883
Bristol-Myers Squibb Co.	3.90	3-15-2062	175,000	136,624
Cigna Group	4.80	7-15-2046	210,000	187,620
CVS Health Corp.	5.05	3-25-2048	585,000	528,422
Eli Lilly & Co.	2.75	6-1-2025	70,000	67,544
Johnson & Johnson	4.38	12-5-2033	770,000	781,684
Mead Johnson Nutrition Co.	5.90	11-1-2039	70,000	72,406
Merck & Co., Inc.	2.75	2-10-2025	380,000	368,555
Zoetis, Inc.	4.70	2-1-2043	240,000	219,992
				2,943,262
Energy: 6.16%
Oil & gas: 1.49%
BP Capital Markets America, Inc.	3.94	9-21-2028	200,000	193,655
ConocoPhillips	5.90	10-15-2032	175,000	190,319
Exxon Mobil Corp.	2.71	3-6-2025	345,000	333,271
Marathon Petroleum Corp.	3.80	4-1-2028	385,000	361,774
Phillips 66	4.65	11-15-2034	140,000	130,906
				1,209,925
Oil & gas services: 0.96%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.	3.34	12-15-2027	670,000	627,034
Halliburton Co.	4.50	11-15-2041	175,000	146,464
				773,498
Pipelines: 3.71%
Enbridge Energy Partners LP	5.50	9-15-2040	140,000	131,252
Energy Transfer LP	5.00	5-15-2050	255,000	208,593
Energy Transfer LP	5.95	10-1-2043	140,000	128,637
Enterprise Products Operating LLC	5.35	1-31-2033	335,000	341,463
Enterprise Products Operating LLC	5.70	2-15-2042	140,000	138,915
Kinder Morgan Energy Partners LP	5.00	8-15-2042	175,000	148,177
Kinder Morgan Energy Partners LP	5.50	3-1-2044	210,000	188,833
Kinder Morgan Energy Partners LP	5.80	3-15-2035	70,000	69,330
ONEOK, Inc.	4.55	7-15-2028	500,000	480,845
Plains All American Pipeline LP/PAA Finance Corp.	3.60	11-1-2024	210,000	203,717
Sabine Pass Liquefaction LLC	5.00	3-15-2027	400,000	395,282
Spectra Energy Partners LP	3.38	10-15-2026	300,000	283,642
Williams Cos., Inc.	6.30	4-15-2040	273,000	282,633
				3,001,319
Financial: 26.04%
Banks: 8.58%
Bank of America Corp. (U.S. SOFR +1.37%)±	1.92	10-24-2031	630,000	497,531
Bank of America Corp. (U.S. SOFR +1.56%)±	2.97	7-21-2052	125,000	83,129
Bank of America Corp. (3 Month LIBOR +3.15%)±	4.08	3-20-2051	380,000	305,830
Citigroup, Inc. (U.S. SOFR +0.69%)±	2.01	1-25-2026	375,000	352,793
Citigroup, Inc. (U.S. SOFR +1.17%)±	2.56	5-1-2032	155,000	127,241
See accompanying notes to portfolio of investments
4 | Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Citigroup, Inc. (U.S. SOFR 3 Month +1.65%)±	3.67%	7-24-2028	$325,000	$305,496
Citigroup, Inc. (U.S. SOFR +1.94%)±	3.79	3-17-2033	170,000	150,944
Citizens Financial Group, Inc. (5 Year Treasury Constant Maturity +2.50%)±	4.30	2-11-2031	200,000	160,487
Discover Bank	4.25	3-13-2026	250,000	238,323
Fifth Third Bancorp	3.95	3-14-2028	400,000	365,081
Fifth Third Bank NA	2.25	2-1-2027	250,000	219,552
Goldman Sachs Group, Inc. (U.S. SOFR 3 Month +1.16%)±	3.81	4-23-2029	415,000	386,822
Goldman Sachs Group, Inc. (U.S. SOFR 3 Month +1.43%)±	4.41	4-23-2039	125,000	109,530
Goldman Sachs Group, Inc.	4.75	10-21-2045	360,000	322,914
JPMorgan Chase & Co. (U.S. SOFR +2.52%)±	2.96	5-13-2031	720,000	615,103
JPMorgan Chase & Co.	6.40	5-15-2038	110,000	122,895
KeyBank NA	3.30	6-1-2025	250,000	227,438
Morgan Stanley (U.S. SOFR +1.36%)±	2.48	9-16-2036	385,000	290,584
Morgan Stanley	4.30	1-27-2045	290,000	251,199
Northern Trust Corp.	3.95	10-30-2025	175,000	169,191
PNC Bank NA	3.88	4-10-2025	250,000	239,743
Santander Holdings USA, Inc.	4.50	7-17-2025	350,000	338,676
Truist Bank	3.30	5-15-2026	600,000	549,012
U.S. Bancorp Series V	2.38	7-22-2026	190,000	174,272
U.S. Bancorp Series W	3.60	9-11-2024	350,000	340,343
				6,944,129
Diversified financial services: 6.29%
Air Lease Corp.	2.30	2-1-2025	795,000	749,784
Air Lease Corp.	3.25	3-1-2025	200,000	190,421
American Express Co. (U.S. SOFR +1.76%)±	4.42	8-3-2033	590,000	557,955
BlackRock, Inc.	3.25	4-30-2029	435,000	411,094
Capital One Financial Corp.	3.75	7-28-2026	525,000	491,696
Charles Schwab Corp.	3.63	4-1-2025	140,000	134,980
Charles Schwab Corp.	4.63	3-22-2030	650,000	620,843
Intercontinental Exchange, Inc.	3.75	9-21-2028	500,000	479,001
Mastercard, Inc.	3.50	2-26-2028	400,000	387,653
Mastercard, Inc.	3.95	2-26-2048	140,000	123,366
Synchrony Financial	3.95	12-1-2027	150,000	129,528
Visa, Inc.	2.05	4-15-2030	475,000	410,381
Visa, Inc.	2.75	9-15-2027	300,000	282,922
Western Union Co.	6.20	11-17-2036	122,000	121,063
				5,090,687
Insurance: 4.34%
Allstate Corp. (3 Month LIBOR +2.12%)±	6.50	5-15-2057	115,000	112,125
American International Group, Inc. Series A-9 (3 Month LIBOR +2.87%)±	5.75	4-1-2048	200,000	192,100
Aon Corp.	6.25	9-30-2040	70,000	73,932
Arch Capital Group U.S., Inc.	5.14	11-1-2043	147,000	134,084
Berkshire Hathaway Finance Corp.	5.75	1-15-2040	240,000	265,151
Berkshire Hathaway, Inc.	3.13	3-15-2026	565,000	548,889
Chubb Corp.	6.00	5-11-2037	196,000	210,968
See accompanying notes to portfolio of investments
Allspring Investment Grade Corporate Bond Portfolio | 5

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance (continued)
Chubb INA Holdings, Inc.	3.35%	5-15-2024	$350,000	$342,922
Loews Corp.	4.13	5-15-2043	140,000	114,684
Marsh & McLennan Cos., Inc.	3.50	6-3-2024	200,000	195,712
Marsh & McLennan Cos., Inc.	4.90	3-15-2049	110,000	100,895
MetLife, Inc.	6.38	6-15-2034	196,000	215,790
Principal Financial Group, Inc.	3.40	5-15-2025	140,000	134,672
Progressive Corp.	6.25	12-1-2032	252,000	277,462
Prudential Financial, Inc. Series B	5.75	7-15-2033	350,000	369,989
Transatlantic Holdings, Inc.	8.00	11-30-2039	70,000	86,374
XL Group Ltd.	5.25	12-15-2043	140,000	138,706
				3,514,455
Investment Companies: 0.82%
Ares Capital Corp.	3.20	11-15-2031	240,000	183,082
Bain Capital Specialty Finance, Inc.	2.55	10-13-2026	185,000	157,766
Blackstone Private Credit Fund	3.25	3-15-2027	215,000	184,818
Prospect Capital Corp.	3.71	1-22-2026	160,000	140,483
				666,149
REITS: 6.01%
Alexandria Real Estate Equities, Inc.	4.70	7-1-2030	615,000	586,923
Boston Properties LP	2.75	10-1-2026	500,000	439,191
Equinix, Inc.	1.55	3-15-2028	775,000	652,928
GLP Capital LP/GLP Financing II, Inc.	5.30	1-15-2029	120,000	114,728
Healthpeak OP LLC	6.75	2-1-2041	95,000	98,310
Kimco Realty OP LLC	2.80	10-1-2026	350,000	321,536
Prologis LP	1.25	10-15-2030	885,000	689,057
Realty Income Corp.	4.88	6-1-2026	119,000	118,132
Simon Property Group LP	3.30	1-15-2026	410,000	392,454
Ventas Realty LP	3.50	2-1-2025	400,000	383,721
Ventas Realty LP	4.40	1-15-2029	485,000	457,221
VICI Properties LP	5.13	5-15-2032	210,000	196,065
Welltower OP LLC	4.00	6-1-2025	210,000	203,647
Welltower OP LLC	4.95	9-1-2048	240,000	212,914
				4,866,827
Industrial: 4.92%
Aerospace/defense: 0.81%
Boeing Co.	2.60	10-30-2025	120,000	112,672
Boeing Co.	5.88	2-15-2040	186,000	185,123
Boeing Co.	5.93	5-1-2060	155,000	151,082
Lockheed Martin Corp. Series B	6.15	9-1-2036	122,000	135,510
Northrop Grumman Corp.	5.05	11-15-2040	70,000	67,998
				652,385
See accompanying notes to portfolio of investments
6 | Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electronics: 0.39%
Honeywell International, Inc.	3.81%	11-21-2047	$175,000	$147,672
Keysight Technologies, Inc.	4.55	10-30-2024	175,000	172,300
				319,972
Machinery-construction & mining: 0.24%
Caterpillar Financial Services Corp.	3.25	12-1-2024	200,000	194,999
Machinery-diversified: 1.48%
Dover Corp.	5.38	10-15-2035	140,000	143,173
John Deere Capital Corp.	0.45	6-7-2024	810,000	772,865
John Deere Capital Corp.	0.63	9-10-2024	190,000	180,022
Rockwell Automation, Inc.	2.80	8-15-2061	160,000	102,724
				1,198,784
Metal fabricate/hardware: 0.15%
Precision Castparts Corp.	3.90	1-15-2043	140,000	118,517
Miscellaneous manufacturing: 0.89%
Eaton Corp.	4.15	3-15-2033	755,000	721,793
Transportation: 0.96%
Burlington Northern Santa Fe LLC	2.88	6-15-2052	285,000	192,691
CSX Corp.	4.25	11-1-2066	140,000	113,257
Norfolk Southern Corp.	5.10	8-1-2118	80,000	68,010
Union Pacific Corp.	3.80	4-6-2071	230,000	174,445
United Parcel Service, Inc.	6.20	1-15-2038	206,000	230,447
				778,850
Technology: 6.03%
Computers: 1.41%
Apple, Inc.	2.80	2-8-2061	155,000	102,367
Apple, Inc.	3.95	8-8-2052	185,000	161,335
Apple, Inc.	4.65	2-23-2046	350,000	346,972
Dell International LLC/EMC Corp.	6.10	7-15-2027	230,000	239,317
International Business Machines Corp.	3.00	5-15-2024	300,000	293,072
				1,143,063
Semiconductors: 2.01%
Applied Materials, Inc.	5.85	6-15-2041	380,000	412,336
Broadcom, Inc.144A	3.14	11-15-2035	170,000	129,606
Broadcom, Inc.	4.15	11-15-2030	325,000	299,101
Intel Corp.	2.60	5-19-2026	220,000	208,291
Intel Corp.	4.25	12-15-2042	175,000	148,077
Intel Corp.	5.70	2-10-2053	185,000	182,752
QUALCOMM, Inc.	1.65	5-20-2032	315,000	246,990
				1,627,153
Software: 2.61%
Fiserv, Inc.	3.85	6-1-2025	210,000	204,616
See accompanying notes to portfolio of investments
Allspring Investment Grade Corporate Bond Portfolio | 7

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Software (continued)
Microsoft Corp.	2.68%	6-1-2060	$355,000	$237,321
Microsoft Corp.	3.04	3-17-2062	180,000	130,419
Microsoft Corp.	5.20	6-1-2039	77,000	83,294
Oracle Corp.	3.40	7-8-2024	110,000	107,540
Oracle Corp.	3.85	4-1-2060	215,000	144,968
Oracle Corp.	3.95	3-25-2051	460,000	337,368
Salesforce, Inc.	3.05	7-15-2061	245,000	161,399
Salesforce, Inc.	3.70	4-11-2028	200,000	194,935
VMware, Inc.	4.65	5-15-2027	520,000	509,946
				2,111,806
Utilities: 7.88%
Electric: 7.79%
Ameren Illinois Co.	3.70	12-1-2047	165,000	132,078
Appalachian Power Co.	3.40	6-1-2025	175,000	168,521
Appalachian Power Co.	4.45	6-1-2045	175,000	145,438
Appalachian Power Co.	7.00	4-1-2038	70,000	79,141
Arizona Public Service Co.	3.15	5-15-2025	105,000	100,600
Arizona Public Service Co.	4.50	4-1-2042	70,000	58,748
CenterPoint Energy Houston Electric LLC	4.50	4-1-2044	175,000	156,749
Commonwealth Edison Co.	3.80	10-1-2042	70,000	57,495
Consolidated Edison Co. of New York, Inc. Series A	4.13	5-15-2049	370,000	299,507
Consumers Energy Co.	4.05	5-15-2048	290,000	243,958
Dominion Energy, Inc. Series B	5.95	6-15-2035	157,000	163,424
Duke Energy Florida LLC	5.65	4-1-2040	87,000	89,593
Duke Energy Indiana LLC Series WWW	4.90	7-15-2043	105,000	98,960
Duke Energy Progress LLC	4.10	3-15-2043	210,000	176,671
Entergy Arkansas LLC	4.20	4-1-2049	280,000	232,584
Entergy Louisiana LLC	5.59	10-1-2024	84,000	84,342
Evergy Kansas Central, Inc.	4.10	4-1-2043	210,000	174,421
Exelon Corp.	4.95	6-15-2035	140,000	135,127
Florida Power & Light Co.	5.96	4-1-2039	175,000	188,156
MidAmerican Energy Co.	3.65	4-15-2029	685,000	650,854
National Rural Utilities Cooperative Finance Corp.	4.02	11-1-2032	140,000	130,133
NSTAR Electric Co.	5.50	3-15-2040	70,000	70,891
Oglethorpe Power Corp.	5.95	11-1-2039	105,000	103,690
Oncor Electric Delivery Co. LLC	7.00	5-1-2032	122,000	139,394
Pacific Gas & Electric Co.	2.50	2-1-2031	410,000	323,135
PECO Energy Co.	2.85	9-15-2051	160,000	105,031
PPL Capital Funding, Inc.	3.10	5-15-2026	100,000	95,033
PPL Electric Utilities Corp.	4.75	7-15-2043	105,000	97,793
Progress Energy, Inc.	7.75	3-1-2031	365,000	415,629
Public Service Electric & Gas Co.	3.80	1-1-2043	140,000	115,121
Public Service Electric & Gas Co.	3.95	5-1-2042	70,000	58,511
Public Service Electric & Gas Co. Series E	5.80	5-1-2037	70,000	74,171
Sempra Energy	3.25	6-15-2027	300,000	279,967
Southern California Edison Co. Series 2005E	5.35	7-15-2035	126,000	124,241
Southern California Edison Co.	5.50	3-15-2040	140,000	135,890
See accompanying notes to portfolio of investments
8 | Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric (continued)
Southern California Edison Co. Series 2004B	6.00%	1-15-2034	$70,000	$73,461
Southern Co.	4.40	7-1-2046	185,000	154,349
Union Electric Co.	8.45	3-15-2039	56,000	71,674
Virginia Electric & Power Co. Series A	3.10	5-15-2025	70,000	67,332
Virginia Electric & Power Co.	4.45	2-15-2044	105,000	89,873
Virginia Electric & Power Co. Series B	6.00	1-15-2036	70,000	73,707
Wisconsin Electric Power Co.	5.63	5-15-2033	70,000	73,296
				6,308,689
Gas: 0.09%
Southern California Gas Co. Series MM	5.13	11-15-2040	70,000	67,649
Total corporate bonds and notes (Cost $71,815,629)				65,113,506
Yankee corporate bonds and notes: 16.36%
Basic materials: 0.81%
Chemicals: 0.15%
Nutrien Ltd.	6.13	1-15-2041	115,000	116,693
Iron/steel: 0.66%
ArcelorMittal SA	4.55	3-11-2026	245,000	239,619
Vale Overseas Ltd.	3.75	7-8-2030	335,000	296,481
				536,100
Communications: 1.93%
Internet: 0.95%
Alibaba Group Holding Ltd.	3.40	12-6-2027	200,000	187,188
Alibaba Group Holding Ltd.	3.60	11-28-2024	600,000	583,541
				770,729
Telecommunications: 0.98%
America Movil SAB de CV	4.38	4-22-2049	100,000	87,090
Bell Telephone Co. of Canada or Bell Canada	4.46	4-1-2048	150,000	128,490
Rogers Communications, Inc.	3.63	12-15-2025	235,000	224,141
Rogers Communications, Inc.144A	4.55	3-15-2052	200,000	158,825
Vodafone Group PLC	4.38	2-19-2043	230,000	189,485
				788,031
Consumer, non-cyclical: 1.29%
Beverages: 0.16%
Diageo Capital PLC	5.88	9-30-2036	122,000	132,410
Food: 0.18%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.144A	5.75	4-1-2033	155,000	144,545
Healthcare-products: 0.12%
DH Europe Finance II Sarl	3.40	11-15-2049	125,000	96,176
See accompanying notes to portfolio of investments
Allspring Investment Grade Corporate Bond Portfolio | 9

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals: 0.83%
AstraZeneca PLC	3.38%	11-16-2025	$500,000	$484,517
AstraZeneca PLC	4.38	11-16-2045	200,000	184,782
				669,299
Energy: 1.31%
Oil & gas: 1.05%
Canadian Natural Resources Ltd.	4.95	6-1-2047	110,000	96,410
Cenovus Energy, Inc.	6.80	9-15-2037	70,000	72,786
Shell International Finance BV	3.25	5-11-2025	350,000	340,922
Shell International Finance BV	3.75	9-12-2046	145,000	116,341
Shell International Finance BV	4.00	5-10-2046	175,000	146,641
TotalEnergies Capital International SA	3.39	6-29-2060	105,000	75,365
				848,465
Pipelines: 0.26%
TransCanada PipeLines Ltd.	6.10	6-1-2040	210,000	212,567
Financial: 9.93%
Banks: 9.09%
Banco Santander SA (1 Year Treasury Constant Maturity +0.90%)±	1.72	9-14-2027	600,000	524,161
Bank of Nova Scotia	4.50	12-16-2025	500,000	487,039
Barclays PLC (3 Month LIBOR +1.90%)±	4.97	5-16-2029	300,000	286,308
Barclays PLC (1 Year Treasury Constant Maturity +2.30%)±	5.30	8-9-2026	400,000	394,208
Cooperatieve Rabobank UA	3.75	7-21-2026	280,000	262,913
Deutsche Bank AG	1.69	3-19-2026	150,000	134,015
HSBC Holdings PLC (U.S. SOFR +1.19%)±	2.80	5-24-2032	600,000	486,794
HSBC Holdings PLC (3 Month LIBOR +1.53%)±	4.58	6-19-2029	400,000	379,364
ING Groep NV (U.S. SOFR +1.83%)±	4.02	3-28-2028	200,000	189,449
ING Groep NV	4.55	10-2-2028	500,000	484,475
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity +3.75%)±	7.95	11-15-2033	200,000	218,528
National Australia Bank Ltd.	2.50	7-12-2026	800,000	747,366
Royal Bank of Canada	4.65	1-27-2026	700,000	688,626
Sumitomo Mitsui Financial Group, Inc.	3.01	10-19-2026	655,000	610,631
Toronto-Dominion Bank (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +2.21%)±	3.63	9-15-2031	790,000	739,434
Westpac Banking Corp.	2.15	6-3-2031	305,000	255,025
Westpac Banking Corp.	2.85	5-13-2026	500,000	474,205
				7,362,541
Diversified financial services: 0.84%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.00	10-29-2028	300,000	260,110
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.30	1-30-2032	150,000	121,908
Brookfield Finance, Inc.	3.63	2-15-2052	155,000	103,395
Brookfield Finance, Inc.	4.25	6-2-2026	200,000	192,860
				678,273
See accompanying notes to portfolio of investments
10 | Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial: 0.75%
Miscellaneous manufacturing: 0.65%
GE Capital International Funding Co. Unlimited Co.	3.37%	11-15-2025	$550,000	$527,262
Transportation: 0.10%
Canadian National Railway Co.	3.65	2-3-2048	100,000	80,735
Technology: 0.34%
Semiconductors: 0.34%
NXP BV/NXP Funding LLC/NXP USA, Inc.	5.00	1-15-2033	290,000	279,407
Total yankee corporate bonds and notes (Cost $14,161,752)				13,243,233

		Yield	Shares
Short-term investments: 2.26%
Investment companies: 2.26%
Allspring Government Money Market Fund Select Class♠∞		5.01	1,830,361	1,830,361
Total short-term investments (Cost $1,830,361)				1,830,361
Total investments in securities (Cost $87,807,742)	99.05%			80,187,100
Other assets and liabilities, net	0.95			770,101
Total net assets	100.00%			$80,957,201

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$733,533	$4,310,618	$(3,213,790)	$0	$0	$1,830,361	1,830,361	$7,875
See accompanying notes to portfolio of investments
Allspring Investment Grade Corporate Bond Portfolio | 11

Notes to portfolio of investments—May 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$65,113,506	$0	$65,113,506
Yankee corporate bonds and notes	0	13,243,233	0	13,243,233
Short-term investments
Investment companies	1,830,361	0	0	1,830,361
Total assets	$1,830,361	$78,356,739	$0	$80,187,100
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended May 31, 2023, the Portfolio did not have any transfers into/out of Level 3.
12 | Allspring Investment Grade Corporate Bond Portfolio